Income Taxes - Sources and Movement in Deferred Tax Assets and Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	$ 1,216	$ 986	$ 994
Recognized in net income	7	270	(87)
Recognized in OCI	(253)	(18)	33
Other	(54)	(10)	43
Balance at end of year	916	1,216	986
Balance at beginning of year	(599)	(507)	(436)
Recognized in net income	34	(42)	(21)
Recognized in OCI	(16)	(15)	(7)
Other	29	4	(38)
Balance at end of year	(552)	(599)	(507)
Net deferred tax assets	364	617	479
After accounting policy changes [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year		974	997
Balance at end of year			974
Balance at beginning of year		(546)	(441)
Balance at end of year			(546)
IFRS15 [Member] | Impact of adopting IFRS [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year			3
Balance at beginning of year			(5)
IFRS16 [Member] | Impact of adopting IFRS [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year		(12)
Balance at end of year			(12)
Balance at beginning of year		(39)
Balance at end of year			(39)
Allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	314	170	298
Recognized in net income	(80)	143	(124)
Other	(12)	1	(4)
Balance at end of year	222	314	170
Allowance for credit losses [member] | After accounting policy changes [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year		170	298
Balance at end of year			170
Property and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	39	47	12
Recognized in net income	3	(23)	14
Other	(2)	15	21
Balance at end of year	40	39	47
Property and equipment [member] | After accounting policy changes [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year		47	12
Balance at end of year			47
Pension and employee benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	554	567	437
Recognized in net income	59	4	46
Recognized in OCI	(296)	(18)	83
Other	(10)	1	1
Balance at end of year	307	554	567
Pension and employee benefits [member] | After accounting policy changes [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year		567	437
Balance at end of year			567
Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	53	20	16
Recognized in net income	51	33	3
Other	(1)		1
Balance at end of year	103	53	20
Provisions [member] | After accounting policy changes [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year		20	16
Balance at end of year			20
Financial instrument revaluation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	1	1	66
Recognized in net income	(7)		(32)
Recognized in OCI	43		(50)
Other	(13)		17
Balance at end of year	24	1	1
Financial instrument revaluation [member] | After accounting policy changes [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year		1	66
Balance at end of year			1
Tax loss carry-forwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	19	24	38
Recognized in net income	(3)	(1)	(14)
Other	(11)	(4)
Balance at end of year	5	19	24
Tax loss carry-forwards [member] | After accounting policy changes [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year		24	38
Balance at end of year			24
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	236	157	127
Recognized in net income	(16)	114	20
Other	(5)	(23)	7
Balance at end of year	215	236	157
Others [member] | After accounting policy changes [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year		145	130
Balance at end of year			145
Others [member] | IFRS15 [Member] | Impact of adopting IFRS [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year			3
Others [member] | IFRS16 [Member] | Impact of adopting IFRS [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year		(12)
Balance at end of year			(12)
Intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(305)	(315)	(287)
Recognized in net income	(26)	13	(16)
Other	4	(3)	(12)
Balance at end of year	(327)	(305)	(315)
Intangible assets [member] | After accounting policy changes [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year		(315)	(287)
Balance at end of year			(315)
Property and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(112)	(68)	(47)
Recognized in net income	27	(6)	(12)
Other	3	1	(9)
Balance at end of year	(82)	(112)	(68)
Property and equipment [member] | After accounting policy changes [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year		(107)	(47)
Balance at end of year			(107)
Property and equipment [member] | IFRS16 [Member] | Impact of adopting IFRS [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year		(39)
Balance at end of year			(39)
Pension and employee benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(15)	(9)	(11)
Recognized in net income	1	(5)	(1)
Recognized in OCI	(15)	(2)	(6)
Other	5	1	9
Balance at end of year	(24)	(15)	(9)
Pension and employee benefits [member] | After accounting policy changes [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year		(9)	(11)
Balance at end of year			(9)
Goodwill [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(86)	(84)	(85)
Recognized in net income	(2)	(2)	(1)
Other			2
Balance at end of year	(88)	(86)	(84)
Goodwill [member] | After accounting policy changes [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year		(84)	(85)
Balance at end of year			(84)
Financial instrument revaluation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(63)	(25)	(12)
Recognized in net income	28	(24)	(4)
Recognized in OCI	(1)	(13)
Other	17	(1)	(9)
Balance at end of year	(19)	(63)	(25)
Financial instrument revaluation [member] | After accounting policy changes [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year		(25)	(12)
Balance at end of year			(25)
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(18)	(6)	6
Recognized in net income	6	(18)	13
Recognized in OCI			(1)
Other		6	(19)
Balance at end of year	$ (12)	(18)	(6)
Others [member] | After accounting policy changes [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year		$ (6)	1
Balance at end of year			(6)
Others [member] | IFRS15 [Member] | Impact of adopting IFRS [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year			$ (5)